Loss per share - Summary of Computation of Loss per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic loss per share
Net loss attributable to owners of the parent	€ (430)	€ (34)	€ (581)
Weighted-average ordinary shares outstanding (in shares)	192,934,862	191,298,397	187,583,307
Exchangeable Notes (in shares)	2,911,500	2,424,921	0
Warrants (in shares)	0	220,137	0
Diluted weighted average ordinary shares (in shares)	195,846,362	193,943,455	187,583,307
Basic loss per share attributable to owners of the parent (euro per share)	€ (2.23)	€ (0.18)	€ (3.10)
Diluted loss per share
Net loss attributable to owners of the parent	€ (430)	€ (34)	€ (581)
Fair value gains on dilutive Exchangeable Notes	(144)	(112)	0
Fair value gains on dilutive warrants	0	(53)	0
Net loss used in the computation of diluted loss per share	€ (574)	€ (199)	€ (581)
Shares used in computation:
Diluted loss per share attributable to owners of the parent (euro per share)	€ (2.93)	€ (1.03)	€ (3.10)